Loans and Notes and Certificates (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2012	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	$ 2,533,671	$ 781,215	$ 1,829,042
Fair Value	2,551,640	785,316	1,839,990
Fair Value, Measurements, Recurring | Notes And Certificates At Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregate principal balance outstanding	2,584,441	795,842	1,859,982
Fair valuation adjustments	(32,801)	(10,526)	(19,992)
Fair Value	2,551,640	785,316	1,839,990
Fair Value, Measurements, Recurring | Loans at Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregate principal balance outstanding	2,566,477	791,774	1,849,042
Fair valuation adjustments	(32,806)	(10,559)	(20,000)
Fair value	$ 2,533,671	$ 781,215	$ 1,829,042